Variable Interest Entities (Tables)	12 Months Ended
Dec. 31, 2019
Consolidated Assets And Liabilities Of Variable Interest Entities

American Electric Power Company, Inc. and Subsidiary Companies
Variable Interest Entities
December 31, 2019

	Registrant Subsidiaries
	SWEPCo Sabine	I&M DCC Fuel	AEP Texas Transition Funding		AEP Texas Restoration Funding		OPCo Ohio Phase-in- Recovery Funding	APCo Appalachian Consumer Rate Relief Funding
	(in millions)
ASSETS
Current Assets	$80.0	$86.5	$187.0		$9.4		$—	$21.5
Net Property, Plant and Equipment	111.6	156.8	—		—		—	—
Other Noncurrent Assets	93.2	82.5	428.1	(a)	234.4	(b)	—	237.5	(c)
Total Assets	$284.8	$325.8	$615.1		$243.8		$—	$259.0

LIABILITIES AND EQUITY
Current Liabilities	$50.6	$86.4	$280.2		$16.3		$—	$28.3
Noncurrent Liabilities	233.6	239.4	316.3		226.3		—	228.8
Equity	0.6	—	18.6		1.2		—	1.9
Total Liabilities and Equity	$284.8	$325.8	$615.1		$243.8		$—	$259.0

(a)	Includes an intercompany item eliminated in consolidation of $39 million.

(b)	Includes an intercompany item eliminated in consolidation of $1 million.

(c)	Includes an intercompany item eliminated in consolidation of $3 million.

American Electric Power Company, Inc. and Subsidiary Companies
Variable Interest Entities
December 31, 2019

	Other Consolidated VIEs
	AEP Credit	Protected Cell of EIS	Transource Energy	Desert Sky and Trent	Apple Blossom and Black Oak	Santa Rita East
	(in millions)
ASSETS
Current Assets	$842.8	$194.6	$25.8	$7.8	$10.1	$17.7
Net Property, Plant and Equipment	—	—	424.1	330.6	231.4	465.2
Other Noncurrent Assets	7.1	—	3.2	10.1	13.1	0.3
Total Assets	$849.9	$194.6	$453.1	$348.5	$254.6	$483.2

LIABILITIES AND EQUITY
Current Liabilities	$805.2	$40.7	$192.4	$5.5	$5.4	$3.9
Noncurrent Liabilities	0.9	78.0	4.8	15.8	4.7	7.5
Equity	43.8	75.9	255.9	327.2	244.5	471.8
Total Liabilities and Equity	$849.9	$194.6	$453.1	$348.5	$254.6	$483.2

American Electric Power Company, Inc. and Subsidiary Companies
Variable Interest Entities
December 31, 2018

	Registrant Subsidiaries
	SWEPCo Sabine	I&M DCC Fuel	AEP Texas Transition Funding		OPCo Ohio Phase-in- Recovery Funding		APCo Appalachian Consumer Rate Relief Funding
	(in millions)
ASSETS
Current Assets	$70.0	$77.6	$192.8		$29.5		$24.8
Net Property, Plant and Equipment	106.9	122.3	—		—		—
Other Noncurrent Assets	98.5	58.4	683.5	(a)	24.2	(b)	261.8	(c)
Total Assets	$275.4	$258.3	$876.3		$53.7		$286.6

LIABILITIES AND EQUITY
Current Liabilities	$31.1	$77.1	$271.9		$48.5		$28.0
Noncurrent Liabilities	244.0	181.2	586.1		3.9		256.7
Equity	0.3	—	18.3		1.3		1.9
Total Liabilities and Equity	$275.4	$258.3	$876.3		$53.7		$286.6

(a)	Includes an intercompany item eliminated in consolidation of $47 million.

(b)	Includes an intercompany item eliminated in consolidation of $11 million.

(c)	Includes an intercompany item eliminated in consolidation of $3 million.

American Electric Power Company, Inc. and Subsidiary Companies
Variable Interest Entities
December 31, 2018

	Other Consolidated VIEs
	AEP Credit	Protected Cell of EIS	Transource Energy	Desert Sky and Trent
	(in millions)
ASSETS
Current Assets	$974.2	$177.8	$25.7	$6.8
Net Property, Plant and Equipment	—	—	380.3	348.5
Other Noncurrent Assets	6.3	0.1	1.9	—
Total Assets	$980.5	$177.9	$407.9	$355.3

LIABILITIES AND EQUITY
Current Liabilities	$923.5	$38.6	$19.9	$8.7
Noncurrent Liabilities	0.8	85.3	160.3	6.2
Equity	56.2	54.0	227.7	340.4
Total Liabilities and Equity	$980.5	$177.9	$407.9	$355.3

SWEPCo's Investment In DHLC

	December 31,
	2019		2018
	As Reported on the Balance Sheet	Maximum Exposure	As Reported on the Balance Sheet	Maximum Exposure
	(in millions)
Capital Contribution from SWEPCo	$7.6	$7.6	$7.6	$7.6
Retained Earnings	17.5	17.5	14.5	14.5
SWEPCo’s Share of Obligations	—	130.0	—	167.6
Total Investment in DHLC	$25.1	$155.1	$22.1	$189.7

AEP's Investment In OVEC

	December 31,
	2019		2018
	As Reported on the Balance Sheet	Maximum Exposure	As Reported on the Balance Sheet	Maximum Exposure
	(in millions)
Capital Contribution from AEP	$4.4	$4.4	$4.4	$4.4
AEP’s Ratio of OVEC Debt (a)	—	588.9	—	604.1
Total Investment in OVEC	$4.4	$593.3	$4.4	$608.5

(a)
Based on the Registrants’ power participation ratios APCo, I&M and OPCo’s share of OVEC debt was $213 million, $106 million and $270 million as of December 31, 2019 and $218 million, $109 million and $277 million as of December 31, 2018, respectively.
Purchased Power from OVEC

	Years Ended December 31,
Company	2019	2018	2017
	(in millions)
APCo	$104.5	$100.4	$101.0
I&M	52.3	50.2	50.5
OPCo	132.7	127.5	128.2

AEP's Investment In PATH-WV

	December 31,
	2019		2018
	As Reported on the Balance Sheet	Maximum Exposure	As Reported on the Balance Sheet	Maximum Exposure
	(in millions)
Capital Contribution from Parent	$18.8	$18.8	$18.8	$18.8
Retained Earnings	(1.7)	(1.7)	(1.4)	(1.4)
Total Investment in PATH-WV	$17.1	$17.1	$17.4	$17.4

Billings from Significant Variable Interest

	Years Ended December 31,
Company	2019	2018	2017
	(in millions)
AEP Texas	$206.6	$184.3	$152.6
AEPTCo	242.3	220.4	188.9
APCo	308.3	295.6	268.8
I&M	184.8	173.5	176.0
OPCo	230.4	214.9	195.7
PSO	125.7	121.5	114.7
SWEPCo	169.5	164.4	150.7

Carrying Amount and Classification of Variable Interest in Accounts Payable

	December 31,
	2019		2018
Company	As Reported on the Balance Sheet	Maximum Exposure	As Reported on the Balance Sheet	Maximum Exposure
	(in millions)
AEP Texas	$32.4	$32.4	$22.3	$22.3
AEPTCo	33.4	33.4	24.6	24.6
APCo	44.1	44.1	32.2	32.2
I&M	28.6	28.6	23.8	23.8
OPCo	33.2	33.2	23.9	23.9
PSO	18.1	18.1	13.2	13.2
SWEPCo	23.4	23.4	18.4	18.4